INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Components of income tax expense (benefit)
The components of income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
Total current tax expense (benefit)	583	255	331
Total deferred tax expense (benefit)	(151)	731	571
Total income tax expense (benefit)	432	986	902

Effective income tax rate reconciliation
The following table reconciles the expected tax expense (benefit) at the statutory rates applicable in the countries where the Company operates to the total income tax expense (benefit) as calculated:

	Year Ended December 31,
	2017	2016	2015
Net income (loss) (including non-controlling interests)	4,575	1,734	(8,423)
Income tax expense (benefit)	432	986	902
Income (loss) before tax	5,007	2,720	(7,521)
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries[1]	1,407	677	(2,146)
Permanent items	(522)	(5,940)	(2,124)
Rate changes	(94)	593	—
Net change in measurement of deferred tax assets	(281)	5,344	4,940
Tax effects of foreign currency translation	(157)	73	153
Tax credits	(66)	(21)	(13)
Other taxes	90	126	18
Others	55	134	74
Income tax expense (benefit)	432	986	902

1.	Tax expense (benefit) at the statutory rates is based on income (loss) before tax excluding income (loss) from investments in associates and joint ventures.

Schedule of permanent items

	Year Ended December 31,
	2017	2016	2015
Tax deductible write-downs on shares and receivables	(652)	(5,971)	(2,622)
Non tax deductible goodwill impairment	—	—	250
Non tax deductible hyperinflationary adjustment	26	22	114
Taxable income (tax loss) of AMTFS	(34)	20	196
Taxable dividends	65	19	—
Other permanent items	73	(30)	(62)
Total permanent items	(522)	(5,940)	(2,124)

Schedule of other tax item

	Year Ended December 31,
	2017	2016	2015
Tax contingencies/settlements	7	149	(8)
Prior period taxes	(7)	(18)	96
Others	55	3	(14)
Total	55	134	74

Disclosure of income tax recorded directly in equity

	Year Ended December 31,
	2017	2016	2015
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Unrealized gain (loss) on derivative financial instruments	(77)	(1)	4
Recognized actuarial gain (loss)	(42)	(1)	47
Foreign currency translation adjustments	(90)	27	(83)
	(209)	25	(32)
Recognized directly in equity on:
Deferred tax expense (benefit)
Others	9	—	—

Total	(200)	25	(32)

Disclosure of temporary difference, unused tax losses and unused tax credits
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2017	2016	2017	2016	2017	2016
Intangible assets	63	34	(869)	(900)	(806)	(866)
Property, plant and equipment	235	457	(5,334)	(5,782)	(5,099)	(5,325)
Inventories	291	367	(179)	(315)	112	52
Financial instruments	129	21	(559)	(206)	(430)	(185)
Other assets	203	307	(336)	(310)	(133)	(3)
Provisions	1,577	1,928	(424)	(330)	1,153	1,598
Other liabilities	359	468	(225)	(555)	134	(87)
Tax losses carried forward	9,275	7,906	—	—	9,275	7,906
Tax credits and other tax benefits carried forward	233	270	—	—	233	270
Untaxed reserves	—	—	(68)	(52)	(68)	(52)
Deferred tax assets / (liabilities)	12,365	11,758	(7,994)	(8,450)	4,371	3,308
Deferred tax assets					7,055	5,837
Deferred tax liabilities					(2,684)	(2,529)
The deferred tax assets recognized by the Company as of December 31, 2017 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses carried forward	110,855	28,313	9,275	19,038
Tax credits and other tax benefits carried forward	1,803	1,034	233	801
Other temporary differences	17,417	3,978	2,857	1,121
Total		33,325	12,365	20,960
The deferred tax assets recognized by the Company as of December 31, 2016 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses carried forward	96,648	25,735	7,906	17,829
Tax credits and other tax benefits carried forward	1,807	1,107	270	837
Other temporary differences	17,946	5,440	3,582	1,858
Total		32,282	11,758	20,524
This amount includes net operating losses of 7.3 billion primarily related to subsidiaries in Basque Country in Spain, Liberia, the Netherlands, Romania and the United States, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2018	26	4	30
2019	10	60	70
2020	73	149	222
2021	44	909	953
2022	231	608	839
2022 - 2036	849	4,329	5,178
Total	1,233	6,059	7,292
Such amount includes tax credits and other tax benefits of 727 primarily attributable to subsidiaries in Belgium, Basque Country in Spain and the United States of which 80 recognized and 647 unrecognized, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2018	—	36	36
2019	—	1	1
2020	—	2	2
2021	—	1	1
2022	—	—	—
2022 - 2036	80	607	687
Total	80	647	727
The remaining tax credits and other tax benefits for an amount of